SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Non-cash employee compensation expenses recognized in general and administrative expense in the Statements of Operations and Comprehensive Income
Share-based compensation expenses recognized in general and administrative expense in the Statements of Operations and Comprehensive (Loss)/Income, are as follows:

	For the Years Ended December 31,
	2018	2017
Share options	$1,248	$1,229
Deferred share units	565	387
Share appreciation rights	(502)	482
Performance share units	(33)	10,456
	$1,278	$12,554

Fair value assumptions estimated at the grant dates using the Black-Scholes option-pricing model
Fair values of options granted during the year ended December 31, 2018 and 2017 were based on the weighted average assumptions noted in the following table:

	For the Years Ended December 31,
	2018	2017
Expected volatility	70.06%	73.70%
Risk-free interest rate	2.39%	1.86%
Expected lives	5.68 years	5.99 years

Schedule of number and weighted average remaining contractual life of outstanding share options
A summary of option activity under the Company's Stock Option Plan during the years ended December 31, 2018 and 2017 is as follows:

	Options ('000)	Weighted– Average Exercise price ($CAD)	Weighted– Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2016	3,223	6.45	5.7
Granted	470	6.40	9.7
Exercised	(5)	2.75	7.3
Forfeited	(128)	11.35	1.8
Expired	(234)	10.95	0
Outstanding as of December 31, 2017	3,326	5.93	5.9
Granted	642	4.61	9.2
Exercised	(25)	3.24	1.6
Forfeited	(116)	8.96	3.6
Expired	(329)	9.35	0
Outstanding as of December 31, 2018	3,498	5.28	6.3

Exercisable as of December 31, 2017	2,536	6.30	5.1
Exercisable as of December 31, 2018	2,664	5.42	5.5

Schedule of range of exercise prices of outstanding share options
The number of options outstanding by strike price as of December 31, 2018 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2018	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2018	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
1.50 to 2.50	604	6.1	1.90	604	1.90
2.51 to 3.50	534	7.1	2.81	405	2.82
3.51 to 4.50	581	4.9	4.35	581	4.35
4.51 to 5.50	689	9.1	4.63	205	4.68
5.51 to 7.50	487	7.7	6.48	266	6.46
7.51 to 10.50	378	2.9	9.50	378	9.50
10.51 to 17.65	225	1.9	14.92	225	14.92
	3,498	6.3	5.28	2,664	5.42
The number of options outstanding by strike price as of December 31, 2017 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2017	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2017	Weighted-average exercise price
Range of exercise price (Cdn$)	('000)	(years)	(Cdn$)	('000)	(Cdn$)
1.50 to 2.50	617	7	1.90	500	1.90
2.51 to 3.50	536	8	2.80	277	2.80
3.51 to 4.50	616	5.8	4.30	589	4.30
4.51 to 5.50	52	8.8	4.80	26	4.90
5.51 to 7.50	513	8.5	6.40	177	6.40
7.51 to 10.50	691	2.3	8.90	666	9.00
10.51 to 17.65	302	2.5	15.10	302	15.10
	3,326	5.9	5.93	2,536	6.30

Summary of other equity activity
A summary of the PRSU activity during the year ended December 31, 2018 and 2017:

	For the Years Ended December 31,
	2018	2017
Number of PRSUs, beginning of period ('000)	339	—
Granted	480	339
Forfeited	(28)	—
Number of PRSUs, end of period ('000)	791	339
A summary of the PSU activity during the year ended December 31, 2018 and 2017:

	For the Years Ended December 31,
	2018	2017
Number of PSUs, beginning of period ('000)	2,721	3,096
Settled	(1,548)	(375)
Number of PSUs, end of period ('000)	1,172	2,721
xpense).
A summary of the SARs activity during the year ended December 31, 2018 and 2017:

	For the Years Ended December 31,
	2018	2017
Number of SARs, beginning of period ('000)	533	537
Granted	304	292
Exercised	(36)	(158)
Forfeited	(127)	(138)
Number of SARs, end of period ('000)	674	533
A summary of DSU activity during the year ended December 31, 2018 and 2017:

	For the Years Ended December 31,
	2018	2017
Number of DSUs, beginning of period ('000)	1,018	1,146
Granted	150	105
Exercised	(82)	(233)
Number of DSUs, end of period ('000)	1,086	1,018